Employee Incentive Plans (Textuals) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Feb. 05, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of unit options (Shares)	37,432
Intrinsic value	$ 0.8
Employer matching contribution, percent	100.00%
Employer matching contribution, percent of employees' gross pay	6.00%
Employer 401(k) contributions	5.5
ENLC Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		11,000,000
Common Unit | ENLK Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	9,070,000
Pre acquisition | ENLK Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Pre acquisition | ENLC Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Post acquisition | ENLK Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Post acquisition | ENLC Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested restricted incentive units	20.1
Unrecognized compensation costs, weighted average period for recognition	1 year 11 months
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested restricted incentive units	$ 20.5
Unrecognized compensation costs, weighted average period for recognition	1 year 11 months